Investments carried under the equity method (Tables)	9 Months Ended
Sep. 30, 2021
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of September 30, 2021 and December 31, 2020:

	Balance as of September 30, 2021	Balance as of December 31, 2020
	($ in thousands)
2007 Vento II, LLC	199,280	-
Evacuación Valdecaballeros, S.L.	996	976
Myah Bahr Honaine, S.P.A.	37,913	39,204
Pectonex, R.F. Proprietary Limited	1,517	1,587
Ca Ku A1, S.A.P.I. de CV (PTS)	-	30
Windlectric Inc	48,025	59,116
Pemcorp SAPI de CV	8,745	15,514
Other renewable energy associates	286	186
Total	296,762	116,614